Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (13,683)	$ (3,016)	$ (6,967)	$ (3,604)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	710	241	323	634
Stock-based compensation	2,724	751	1,001	2,526
Amortization of debt discount	1,949	2,641	4,081
Change in fair value of bifurcated embedded derivatives	7,603	(1,043)	459
Forgiveness of PPP Loans				(1,103)
Provision for credit losses	(126)	(1)	85	62
Changes in operating assets and liabilities:
Accounts receivable	(814)	1,727	1,034	(4,068)
Prepaid expenses and other current assets	604	(28)	(462)	(253)
Related party receivable/payables	1,958	(4,909)	(4,157)	1,979
Accounts payable and accrued liabilities	583	(711)	(94)	1,839
Other liabilities	278
Net cash provided by (used in) operating activities	1,786	(4,348)	(4,698)	(1,988)
Cash Flows from Investing Activities:
Purchases of property and equipment	(255)	(162)	(219)	(283)
Purchase of intangible assets	(688)
Net cash used in investing activities	(943)	(162)	(219)	(283)
Cash Flows from Financing Activities:
Payments on bridge loan	(3,000)
Proceeds from bridge loan		7,376	7,376
Net cash (used in) provided by financing activities	(3,000)	7,376	7,376
Net change in cash and cash equivalents	(2,157)	2,866	2,459	(2,271)
Cash and cash equivalents, beginning of period	3,562	1,103	1,103	3,374
Cash and cash equivalents, end of period	1,405	3,969	3,562	1,103
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued in exchange for the purchase of intangibles	917
Purchase of intangibles accrued for at period end	1,241
Common stock issued in connection with the conversion of the bridge loan	10,276
Common stock dividend	2,213
Warrants classified from liabilities to equity	9,116
Derivative exchanged into common stock associated with the bridge loan	3,254
Fair value of warrant and derivative liability issued with debt instrument		$ 4,308	$ 4,308